SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED (Parenthetical) (Details)	9 Months Ended
Sep. 30, 2023 shares
Subsequent Events [Abstract]
Number of options cancelled	600,000